Long-Term Debt (Details) - CAD ($) $ in Millions	Feb. 28, 2021	Aug. 31, 2020
Disclosure of detailed information about borrowings [line items]
Less current portion	$ 1	$ 1
Non-current portion	$ 4,548	4,547
Fixed rate senior notes 3.80% due November 2, 2023 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.80%
Fixed rate senior notes 3.80% due November 2, 2023 [Member] | Fixed interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.80%
Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.35%
Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Fixed interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.35%
Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.84%
Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Fixed interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.80%
Fixed Rate Senior Notes 4.40% due November 2, 2028 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.40%
Fixed Rate Senior Notes 4.40% due November 2, 2028 [Member] | Fixed interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.40%
Fixed rate senior notes 3.30% due December 10, 2029 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.41%
Fixed rate senior notes 3.30% due December 10, 2029 [Member] | Fixed interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.30%
Fixed rate senior notes 2.90% due December 9, 2030 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.92%
Fixed rate senior notes 2.90% due December 9, 2030 [Member] | Fixed interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.90%
Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	6.89%
Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Fixed interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	6.75%
Fixed Rate Senior Notes 4.25% due December 9, 2049 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.33%
Fixed Rate Senior Notes 4.25% due December 9, 2049 [Member] | Fixed interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.25%
Long-term debt at amortized cost [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	$ 4,549	4,548
Less current portion	1	1
Non-current portion	4,548	4,547
Long-term debt at amortized cost [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	4,501	4,499
Long-term debt at amortized cost [Member] | Fixed rate senior notes 3.80% due November 2, 2023 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	498	498
Long-term debt at amortized cost [Member] | Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	499	499
Long-term debt at amortized cost [Member] | Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	299	298
Long-term debt at amortized cost [Member] | Fixed Rate Senior Notes 4.40% due November 2, 2028 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	496	496
Long-term debt at amortized cost [Member] | Fixed rate senior notes 3.30% due December 10, 2029 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	496	495
Long-term debt at amortized cost [Member] | Fixed rate senior notes 2.90% due December 9, 2030 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	496	496
Long-term debt at amortized cost [Member] | Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	1,421	1,421
Long-term debt at amortized cost [Member] | Fixed Rate Senior Notes 4.25% due December 9, 2049 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	296	296
Long-term debt at amortized cost [Member] | Burrard Landing Lot 2 Holdings Partnership [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	48	49
Adjustment for Finance Costs [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	49	51
Less current portion	0	0
Non-current portion	49	51
Adjustment for Finance Costs [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	49	51
Adjustment for Finance Costs [Member] | Fixed rate senior notes 3.80% due November 2, 2023 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	2	2
Adjustment for Finance Costs [Member] | Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	1	1
Adjustment for Finance Costs [Member] | Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	1	2
Adjustment for Finance Costs [Member] | Fixed Rate Senior Notes 4.40% due November 2, 2028 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	4	4
Adjustment for Finance Costs [Member] | Fixed rate senior notes 3.30% due December 10, 2029 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	4	5
Adjustment for Finance Costs [Member] | Fixed rate senior notes 2.90% due December 9, 2030 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	4	4
Adjustment for Finance Costs [Member] | Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	29	29
Adjustment for Finance Costs [Member] | Fixed Rate Senior Notes 4.25% due December 9, 2049 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	4	4
Adjustment for Finance Costs [Member] | Burrard Landing Lot 2 Holdings Partnership [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	0	0
Long-term Debt Repayable at Maturity [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	4,598	4,599
Less current portion	1	1
Non-current portion	4,597	4,598
Long-term Debt Repayable at Maturity [member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	4,550	4,550
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 3.80% due November 2, 2023 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	500	500
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	500	500
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	300	300
Long-term Debt Repayable at Maturity [member] | Fixed Rate Senior Notes 4.40% due November 2, 2028 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	500	500
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 3.30% due December 10, 2029 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	500	500
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 2.90% due December 9, 2030 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	500	500
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	1,450	1,450
Long-term Debt Repayable at Maturity [member] | Fixed Rate Senior Notes 4.25% due December 9, 2049 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	300	300
Long-term Debt Repayable at Maturity [member] | Burrard Landing Lot 2 Holdings Partnership [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	$ 48	$ 49